Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes
13	Income taxes

Cayman Islands and BVIs

The Company and its subsidiaries are domiciled in the Cayman Islands and British Virgin Islands. The locality currently enjoys permanent income tax holidays; accordingly, the Company does not accrue for income taxes.

Singapore

Cuprina Pte. Ltd. is incorporated in Singapore and is subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Malaysia

Cuprina Malaysia Sdn. Bhd., the subsidiary, is subject to Malaysia Corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, as the subsidiary fulfilled conditions where it has paid-up capital of MYR 2.5 million or less, and gross income from business operations is not more than MYR 50 million, the tax rate is 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000. The subsidiary has no operating profit or tax liabilities for the year ended December 31, 2022, 2023 and 2024.

Hong Kong

The Company’s subsidiary, Cuprina Hong Kong Limited, is considered a Hong Kong tax resident enterprise under Hong Kong tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under Hong Kong tax laws and accounting standards at a statutory tax rate of 16.5%.

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

China, PRC

The Company’s subsidiary, Cuprina (Beijing) Biotechnology Co., Ltd., is considered a China tax resident enterprise under China tax laws; accordingly, it is subject to enterprise income tax on its taxable income as determined under China tax laws and accounting standards at a statutory tax rate of 25%. The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2022, 2023 and 2024.

United States

The Company’s subsidiary, Cuprina United States Inc., is domiciled in the United States; accordingly, it is subject to corporate income tax on its taxable income as determined under United States tax laws at a federal tax rate of 21% and state tax rate range from 1% to 12%. The subsidiary has no operating profit or tax liabilities for the years ended December 31, 2022, 2023 and 2024.

Significant components of the provision for income taxes are as follows:

Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Income tax expense is comprised of the following:
Current	-	-	-	-
Deferred	-	-	-	-
Total income tax expenses	-	-	-	-

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$
Loss before tax	(1,087,171)	(1,085,767)	(1,508,604)	(1,109,023)

Statutory tax rate	(17.1)%	(16.7)%	(16.7)%	(16.7)%
Reconciling items:
Non-deductible expenses	0.6%	0.7%	0.5%	0.5%
Income not subject to tax	(0.8)%	(0.8)%	(1.9)%	(1.9)%
Deferred tax assets on temporary differences not recognized	17.3%	16.8%	18.1%	18.1%
Effective tax rate	-	-	-	-

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Deferred tax

Significant components of deferred tax were as follows:

	Years Ended December 31,
	2023	2024	2024
	S$	S$	US$

Net operating loss carried forward	3,000,518	4,561,053	3,352,976
Deferred tax assets, gross	501,239	753,680	554,054
Valuation allowance	(501,239)	(753,680)	(554,054)
Deferred tax assets, net of valuation allowance	-	-	-

Deferred tax assets are recognized in the consolidated financial statements only to the extent that it is probable that future taxable profits will be available against which the Company can utilize the benefits. The use of these tax losses is subject to the agreement of the tax authorities and compliance with certain provisions of the tax legislations of the respective countries in which the group companies operate.

The deferred tax assets not recognized as of December 31, 2023 and 2024 was S$501,239 and S$753,680 (US$554,054) respectively. The deferred tax assets not recognized were primarily related to the Company’s net loss (tax losses) carryforwards, in the judgment of management, are not more likely than not to be realized. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible.

CUPRINA HOLDINGS (CAYMAN) LIMITED
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS